PROPRIETARY TECHNOLOGIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Developed Technology Rights [Member]	Sep. 30, 2012 Developed Technology Rights [Member]	Sep. 30, 2013 Developed Technology Rights [Member]	Sep. 30, 2012 Developed Technology Rights [Member]	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Royalty Agreements [Member] Meiji [Member]	Dec. 31, 2008 Patents [Member] Tri Way Industries Limited [Member]
Acquisition of proprietary technologies	$ 0	$ 1,500,000	$ 1,500,000	$ 0							$ 1,500,000	$ 8,000,000
Amortization of Intangible Assets					$ 87,802	$ 88,166	$ 295,759	$ 264,174	$ 375,309	$ 310,235